EARNINGS PER COMMON SHARE	12 Months Ended
Mar. 31, 2015
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

(18)EARNINGS PER COMMON SHARE

Basic and diluted earnings per common share are calculated as follows:

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net earnings	23,207,990	27,276,435	23,055,720
Less: Dividends paid to participating securities	(525,049)	—	(693,728)
Net earnings attributable to participating securities	—	(509,201)	—

Net earnings available to common shareholders	22,682,941	26,767,234	22,361,992
Denominator:
Denominator for basic earnings per share:
Weighted average common shares outstanding	44,967,823	45,227,159	45,597,580
Plus: Incremental shares issuable upon exercise of share options	147,794	4,396	—

Denominator for diluted earnings per share	45,115,617	45,231,555	45,597,580
Basic earnings per common share	0.50	0.59	0.49
Diluted earnings per common share	0.50	0.59	0.49

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings per share for the years ended March 31, 2013, 2014 and 2015, because their effect is anti-dilutive:

	Year ended March 31,
	2013	2014	2015
Shares issuable under share options	1,134,742	3,914,667	3,885,667